Income Taxes (Income Tax Reconciliation) (Details 3) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
U.S. Federal taxes at statutory rate									$ 63,976	$ 87,731	$ (42,311)
State and local taxes, net of U.S. Federal tax									6,949	(2,965)	(3,441)
Deferred taxes on future distributions of unremitted non-U.S. subsidiary earnings									1,606	1,993	2,688
Stock based compensation				$ 5,900					(6,023)	0	0
Goodwill impairments and dispositions									0	(5,631)	63,889
U.S. Federal Manufacturing Deducation tax benefits									(1,329)	(6,012)	(625)
Write-off of deferred taxes related to intercompany loans									0	10,965	0
Deferred tax impact of U.S. Federal tax rate reduction to 21%, net of state tax impact									(153,336)	0	0
Deferred tax benefit on unremitted non-U.S. subsidiary earnings									(28,324)	0	0
Other, net									(338)	4,611	3,154
Total provision for income tax	$ (159,700)	$ 13,400	$ 23,900	$ 2,700	$ 27,200	$ 7,800	$ 23,800	$ 22,400	(119,700)	81,200	20,500
State [Member]
Income Taxes [Line Items]
Valuation allowance against tax benefits									(946)	3,196	(3,285)
non-U.S. [Member]
Income Taxes [Line Items]
Valuation allowance against tax benefits									$ (1,935)	$ (12,688)	$ 431